SHORT-TERM AND LONG-TERM INVESTMENTS (Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities) (Details) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 197,841	$ 129,343
Gross unrealized gains	9	91
Gross unrealized losses	1,079	421
Estimated fair value, total	196,771	129,013
Fair Value Inputs Level 2 [Member] | Corporate debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	189,836	122,335
Gross unrealized gains	9	91
Gross unrealized losses	908	225
Estimated fair value, total	188,937	122,201
Fair Value Inputs Level 2 [Member] | U.S. treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,007	7,008
Gross unrealized gains
Gross unrealized losses	170	196
Estimated fair value, total	6,837	6,812
Fair Value Inputs Level 2 [Member] | U.S. Government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	998
Gross unrealized gains
Gross unrealized losses	1
Estimated fair value, total	$ 997